Annual Fund Operating Expenses - Private Investment - Invesco Government and Agency Portfolio - Private Investment Class	Dec. 17, 2021
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.46%